Shareholder Report, Holdings (Details) - C000014304	Oct. 31, 2024
FR_038336103
Holdings [Line Items]
Percent of Total Investments	3.20%
FR_258278100
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_126402106
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_860630102
Holdings [Line Items]
Percent of Total Investments	2.20%
FR_006739106
Holdings [Line Items]
Percent of Total Investments	2.10%
FR_19247A100
Holdings [Line Items]
Percent of Total Investments	2.10%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%